Subsequent Events (Details) - Subsequent Event [Member]	Feb. 17, 2026 USD ($)
Chief Financial Officer [Member]
Subsequent Events (Details) [Line Items]
Director fees	$ 8,000
Director [Member]
Subsequent Events (Details) [Line Items]
Director fees	$ 7,500